Derivative Financial Instruments	12 Months Ended
Jun. 30, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
13.	Derivative Financial Instruments

	2011	2012	2013	2013
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)
Short-term derivative assets held for risk management	28,674	14,777	3,162	516
Long-term derivative assets held for risk management (Note 12)	3,992	2,497	16	3
Short-term derivative liabilities held for risk management	(14,313)	(7,310)	(11,708)	(1,908)
Long-term derivative liabilities held for risk management (Note 15)	(4,393)	(1,470)	(2,973)	(484)
Net derivatives held for risk management	13,960	8,494	(11,503)	(1,873)

Cash flow hedges of interest rate risk

The Group uses interest rate swaps to hedge its exposure to changes in the market rates of variable and fixed interest rates.

Other derivatives held for risk management

The Group also uses forward exchange contracts, spot foreign exchange contracts and foreign exchange options to manage its exposure to foreign currency fluctuations.